Members' Equity - Schedule of Profit Unit Interest (Detail) - Profit Unit Interest [Member] - $ / shares	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Opening Balance, Units	12,147,000	12,202,135	9,798,718	9,798,718	9,279,761	8,970,889
Opening Balance, Avg Fair Value	$ 0.08	$ 0.08	$ 0.05	$ 0.05	$ 0.04	$ 0.04
Granted, Units	0			2,413,833	619,597	377,400
Granted, Avg Fair Value	$ 0			$ 0.17	$ 0.22	$ 0.17
Forfeited, Units	0	(55,000)	(10,416)	(10,416)	(100,640)	(68,528)
Forfeited, Avg Fair Value	$ 0	$ 0.08		$ 0.03	$ 0.17	$ 0.06
Ending Balance, Units	12,147,000	12,147,000		12,202,135	9,798,718	9,279,761
Ending Balance, Avg Fair Value	$ 0.08	$ 0.08		$ 0.08	$ 0.05	$ 0.04